Note 9. Advances from Federal Home Loan Bank	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances, Disclosure [Text Block]
NOTE 9 - ADVANCES FROM FEDERAL HOME LOAN BANK

Advances from Federal Home Loan Bank are collateralized by FHLB stock and pledges of certain residential mortgage loans and are summarized as follows:

		December 31
Maturity	Rate	2011	2010
February 2011	Variable (0.29% at December 31, 2010)	-	4,500,000
March 2011	2.96%	-	7,500,000
November 2011	Variable (0.47% at December 31, 2010)	-	5,000,000
February 2012	0.14%	4,000,000	-
March 2012	0.14%	4,000,000	-
September 2013	4.75%	10,000,000	10,000,000
June 2014	3.92%	2,000,000	2,000,000
October 2016	4.25%	5,000,000	5,000,000
November 2016	4.08%	5,000,000	5,000,000
January 2017	4.35%	5,000,000	5,000,000
January 2017	4.40%	5,000,000	5,000,000
January 2017	4.46%	5,000,000	5,000,000
January 2017	4.60%	5,000,000	5,000,000
March 2018	2.33%	5,000,000	5,000,000
April 2018	3.03%	5,000,000	5,000,000

		$60,000,000	$69,000,000

Each of the fixed rate advances is subject to early termination options.  The Federal Home Loan Bank reserves the right to terminate each agreement at an earlier date.